Leases - Schedule of Future Payments Due Under Leases Reconciled to Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Future Payments Due Under Leases Reconciled to Lease Liabilities [Abstract]
2025
2026	133,910	$ 64,294
2027	140,602	133,910
2028	122,010	140,602
Total undiscounted lease payments	396,522	460,816
Present value discount, less interest	(59,646)	(80,760)
Lease Liabilities	$ 336,876	$ 380,056